Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease
Summary of Right-of-use Asset and Lease Information
	March 31,
	2025	2024
The components of lease expense were as follows:
Operating lease cost	$21,498	$21,498
Short-term lease cost	29,593	6,651
Variable lease cost	2,732	-
Total lease cost	$53,823	$28,149

	Year Ended
	December 31,
	2024	2023
The components of lease expense were as follows:
Operating lease cost	$85,992	$70,830
Short-term lease cost	75,252	8,816
Variable lease cost	22,125	8,698
Total lease cost	$183,369	$88,344

Schedule of Supplemental cash flow information related to leases
	Three months ended
	March 31,
	2025	2024
Cash paid for operating cash flows from operating leases	$33,530	$21,198

Weighted-average remaining lease term - operating leases (year)	0.33	1.33
Weighted-average discount rate — operating leases	6.50%	6.50%

	Year Ended
	December 31,
	2024	2023
Cash paid for operating cash flows from operating leases	$98,917	$79,528
Right-of-use asset obtained in exchange for new operating lease liabilities	$-	$161,665

Weighted-average remaining lease term - operating leases (year)	0.58	1.58
Weighted-average discount rate — operating leases	6.50%	6.50%

Summary of supplemental balance sheet information related to leases
	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$49,347	$129,683

Operating lease liabilities:
Current portion	$50,047	$80,136
Non-current portion	-	50,047
	$50,047	$130,183

Schedule of maturities of lease liabilities
Year ending December 31,
2025 (remaining four months)	$29,064
Thereafter	-
29,064
Less: Imputed interest	(234)
Operating lease liabilities	$28,830

2025	$50,862
Thereafter	-
50,862
Less: Imputed interest	(815)
Operating lease liabilities	$50,047